Income taxes - Schedule of income tax reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Income tax expense at statutory rate	€ (183)	€ (418)	€ (294)
Permanent differences	51	149	146
Non-creditable withholding taxes	(39)	(44)	(38)
Income taxes for prior years	1	10	23
Effect of different tax rates of subsidiaries operating in other jurisdictions	(28)	(46)	(143)
Effect of deferred tax assets not recognized	(58)	(44)	(533)
Benefit arising from previously unrecognized deferred tax assets	14	81	25
Net increase in uncertain tax positions	(23)	(29)	(15)
Change in income tax rates	(52)	(27)	32
Income taxes on undistributed earnings	40	(12)	(23)
Total	€ (277)	€ (380)	(820)
Tax expense (income) relating to changes in accounting policies and errors included in profit or loss			€ 400
Finland
Deferred tax assets and liabilities
Statutory tax rate in Finland (as percent)	20.00%